Quarterly Holdings Report
for

Fidelity® Fund

March 31, 2020

FID-QTLY-0520
1.799854.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.9%
Entertainment - 1.9%
Activision Blizzard, Inc.	418,200	$24,875
Electronic Arts, Inc. (a)	308,800	30,932
Take-Two Interactive Software, Inc. (a)	215,400	25,549
		81,356
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (a)	184,800	214,728
Class C (a)	38,000	44,187
Facebook, Inc. Class A (a)	720,000	120,096
		379,011

TOTAL COMMUNICATION SERVICES		460,367

CONSUMER DISCRETIONARY - 12.0%
Household Durables - 1.3%
D.R. Horton, Inc.	369,300	12,556
Lennar Corp. Class A	460,000	17,572
NVR, Inc. (a)	7,430	19,088
PulteGroup, Inc.	289,000	6,450
		55,666
Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. (a)	94,000	183,274
eBay, Inc.	835,000	25,100
Expedia, Inc.	250,000	14,068
		222,442
Multiline Retail - 1.0%
Dollar General Corp.	280,000	42,283
Specialty Retail - 3.6%
AutoZone, Inc. (a)	13,000	10,998
Lowe's Companies, Inc.	359,000	30,892
The Home Depot, Inc.	435,000	81,219
TJX Companies, Inc.	629,000	30,072
		153,181
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	395,000	32,682

TOTAL CONSUMER DISCRETIONARY		506,254

CONSUMER STAPLES - 8.1%
Beverages - 1.2%
PepsiCo, Inc.	413,900	49,709
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	254,300	72,509
Kroger Co.	3,004	90
Walmart, Inc.	546,000	62,037
		134,636
Food Products - 0.6%
The Hershey Co.	184,660	24,467
Household Products - 2.2%
Procter & Gamble Co.	750,000	82,500
Reynolds Consumer Products, Inc.	352,120	10,271
		92,771
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	239,000	38,082

TOTAL CONSUMER STAPLES		339,665

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ConocoPhillips Co.	254,972	7,853
Phillips 66 Co.	166,000	8,906
Valero Energy Corp.	87,000	3,946
		20,705
FINANCIALS - 9.7%
Banks - 1.9%
JPMorgan Chase & Co.	896,300	80,694
Capital Markets - 4.7%
CME Group, Inc.	297,000	51,354
Moody's Corp.	168,500	35,638
MSCI, Inc.	199,100	57,532
S&P Global, Inc.	221,000	54,156
		198,680
Consumer Finance - 1.0%
American Express Co.	500,000	42,805
Insurance - 2.1%
Allstate Corp.	383,400	35,169
Assurant, Inc.	35,800	3,726
Primerica, Inc.	104,966	9,287
Progressive Corp.	500,000	36,920
		85,102

TOTAL FINANCIALS		407,281

HEALTH CARE - 15.6%
Biotechnology - 3.8%
AbbVie, Inc.	694,000	52,876
Biogen, Inc. (a)	83,000	26,260
Regeneron Pharmaceuticals, Inc. (a)	75,900	37,061
Vertex Pharmaceuticals, Inc. (a)	178,931	42,577
		158,774
Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	380,000	29,986
Baxter International, Inc.	273,300	22,189
Boston Scientific Corp. (a)	550,000	17,947
Danaher Corp.	420,900	58,257
Edwards Lifesciences Corp. (a)	136,000	25,652
Intuitive Surgical, Inc. (a)	52,300	25,899
ResMed, Inc.	165,000	24,303
		204,233
Health Care Providers & Services - 3.9%
Centene Corp. (a)	482,700	28,677
Cigna Corp.	191,200	33,877
Humana, Inc.	5,700	1,790
UnitedHealth Group, Inc.	397,000	99,004
		163,348
Life Sciences Tools & Services - 1.1%
Mettler-Toledo International, Inc. (a)	8,400	5,800
Thermo Fisher Scientific, Inc.	150,800	42,767
		48,567
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	336,106	18,735
Bristol-Myers Squibb Co. rights (a)	336,106	1,277
Eli Lilly & Co.	83,648	11,604
Roche Holding AG (participation certificate)	85,000	27,348
Zoetis, Inc. Class A	201,614	23,728
		82,692

TOTAL HEALTH CARE		657,614

INDUSTRIALS - 3.5%
Aerospace & Defense - 1.9%
Harris Corp.	87,700	15,797
Huntington Ingalls Industries, Inc.	118,350	21,565
Northrop Grumman Corp.	97,000	29,347
TransDigm Group, Inc.	45,000	14,409
		81,118
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	251,700	16,663
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	122,000	8,359
Electrical Equipment - 0.2%
AMETEK, Inc.	107,000	7,706
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	86,900	27,096
Professional Services - 0.2%
Verisk Analytics, Inc.	61,300	8,544

TOTAL INDUSTRIALS		149,486

INFORMATION TECHNOLOGY - 32.8%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	495,000	36,076
CDW Corp.	74,922	6,988
Keysight Technologies, Inc. (a)	299,615	25,072
		68,136
IT Services - 9.0%
Accenture PLC Class A	238,606	38,955
Adyen BV (a)(c)	2,400	2,021
Booz Allen Hamilton Holding Corp. Class A	311,000	21,347
CACI International, Inc. Class A (a)	69,400	14,654
EPAM Systems, Inc. (a)	40,000	7,426
Fidelity National Information Services, Inc.	251,300	30,568
Fiserv, Inc. (a)	328,200	31,176
Global Payments, Inc.	114,000	16,442
MasterCard, Inc. Class A	345,100	83,362
PayPal Holdings, Inc. (a)	137,000	13,116
VeriSign, Inc. (a)	34,000	6,123
Visa, Inc. Class A	708,000	114,073
		379,263
Semiconductors & Semiconductor Equipment - 2.9%
KLA-Tencor Corp.	176,000	25,298
Lam Research Corp.	174,000	41,760
Mellanox Technologies Ltd. (a)	91,600	11,113
Micron Technology, Inc. (a)	105,000	4,416
NXP Semiconductors NV	242,000	20,069
Qualcomm, Inc.	102,900	6,961
Skyworks Solutions, Inc.	73,892	6,604
Texas Instruments, Inc.	80,000	7,994
		124,215
Software - 12.3%
Adobe, Inc. (a)	209,000	66,512
ANSYS, Inc. (a)	37,400	8,694
Cadence Design Systems, Inc. (a)	120,700	7,971
Fortinet, Inc. (a)	289,000	29,238
Microsoft Corp.	2,521,000	397,589
Slack Technologies, Inc. Class A (a)(b)	140,000	3,758
Synopsys, Inc. (a)	24,288	3,128
		516,890
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	1,164,000	295,994

TOTAL INFORMATION TECHNOLOGY		1,384,498

MATERIALS - 0.6%
Chemicals - 0.6%
Sherwin-Williams Co.	54,600	25,090
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	321,700	70,050
Equity Lifestyle Properties, Inc.	108,000	6,208
Public Storage	18,300	3,635
SBA Communications Corp. Class A	112,200	30,291
		110,184
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	287,900	69,274
TOTAL COMMON STOCKS
(Cost $2,812,831)		4,130,418

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.29% (d)	67,150,625	67,171
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)	5,119,119	5,120
TOTAL MONEY MARKET FUNDS
(Cost $72,285)		72,291
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,885,116)		4,202,709
NET OTHER ASSETS (LIABILITIES) - 0.4%		16,504
NET ASSETS - 100%		$4,219,213

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,021,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,024
Fidelity Securities Lending Cash Central Fund	124
Total	$1,148

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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